Note 7 - Intangible Assets - Intangible Assets Subject to Amortization (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Customer Relationships [Member] | Minimum [Member]
Estimated Useful Life	7 years	7 years
Customer Relationships [Member] | Maximum [Member]
Estimated Useful Life	10 years	10 years
Customer Relationships [Member]
Fair Value	$ 6,969,000	$ 6,969,000	$ 6,400,000
Accumulated Amortization	1,845,000	1,292,000	5,787,000
Carrying Value	5,124,000	5,677,000
Noncompete Agreements [Member]
Fair Value	296,000	296,000	296,000
Accumulated Amortization	$ 296,000	$ 296,000	154,000
Estimated Useful Life	2 years	2 years
Brands [Member]
Fair Value	$ 1,654,000	$ 1,654,000	1,654,000
Accumulated Amortization			1,654,000
Carrying Value	1,654,000	1,654,000
Fair Value	8,919,000	8,919,000	8,350,000
Accumulated Amortization	2,141,000	1,588,000	$ 7,595,000
Carrying Value	$ 6,778,000	$ 7,331,000